Finance Result	12 Months Ended
Dec. 31, 2024
Finance Result
Finance Result
(27)	Finance Result

Details are as follows:

	Thousands of Euros
	Reference	2024	2023 (*)	2022
Finance income		44,423	62,430	33,859
Finance costs from senior unsecured notes		(230,478)	(177,482)	(181,149)
Finance costs from senior debt	Note 21(b)	(279,543)	(257,350)	(161,466)
Finance costs from other financial liabilities		(69,452)	(73,533)	(81,914)
Capitalized interest	Note 9	27,772	36,892	25,184
Finance lease expenses	Note 8	(50,870)	(44,587)	(45,198)
Other finance costs		(112,194)	(80,824)	(33,780)
Finance costs		(714,765)	(596,884)	(478,323)
Dividends		2,060	—	—
Financial cost of sale of trade receivables	Note 15	(30,782)	(24,993)	(18,201)
Change in fair value of financial instruments	Note 12	19,882	1,459	11,999
Impairment of financial investments		(9,081)	—	—
Exchange differences		(59,756)	(16,386)	7,725
Finance result		(748,019)	(574,374)	(442,941)

(*) Restated figures (Note 2.d)

During 2024, the heading Finance costs from senior unsecured notes includes financial expenses arising from the interest corresponding to senior secured bonds with a principal amount of Euros 1,300 millions issued at 7.5% that were used to amortize senior unsecured bonds with a principal amount of Euros 1.000 millions and an interest of 3.2% per annum.

The finance costs from other financial liabilities heading for 2024 includes finance costs related to the interest on the funds received by GIC amounting Euros 69,452 thousand (Euros 73,533 thousand at 31 December 2023) (see note 21(d)).

During 2024, the Group has capitalized interest at a rate of between 6.88% and 7.38% based on the financing received (between 6.03% and 6.79% during 2023).